THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%

	Shares	Value

Austria — 2.1%
ANDRITZ	66,824	$3,631,346

Brazil — 2.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	250,952	1,972,483
Cia de Saneamento de Minas Gerais-COPASA *	676,300	2,104,080

		4,076,563

Canada — 1.2%
Stantec	44,707	2,093,225

France — 10.5%
Suez	259,377	6,193,091
Veolia Environnement	370,899	11,812,298

		18,005,389

Germany — 2.2%
Norma Group	67,036	3,739,580

Hong Kong — 5.4%
Beijing Enterprises Water Group	5,056,000	1,933,860
China Everbright Environment	3,462,000	2,181,849
China Water Affairs Group	2,726,580	2,217,911
Guangdong Investment	1,430,000	2,204,315
SIIC Environment Holdings	3,909,000	654,656

		9,192,591

India — 0.5%
VA Tech Wabag *	244,871	821,664

Japan — 2.9%
Kurita Water Industries	105,600	4,869,833

Mexico — 2.5%
Orbia Advance	1,546,900	4,326,769

Netherlands — 3.7%
Aalberts	78,137	4,232,026
Arcadis	49,105	2,066,286

		6,298,312

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — 2.5%
Woongjin Coway	70,727	$4,253,730

Sweden — 1.0%
Alfa Laval	49,969	1,690,513

United Kingdom — 16.8%
Costain Group *	1,591,270	1,296,592
Ferguson	31,697	3,997,528
HomeServe	179,365	2,709,957
Pennon Group	451,674	6,449,901
Severn Trent	74,445	2,546,648
United Utilities Group	681,489	9,112,371
Weir Group *	96,934	2,566,290

		28,679,287

United States — 42.7%

Health Care — 6.5%
Agilent Technologies	37,598	5,024,597
Danaher	23,820	6,048,851

		11,073,448

Industrials — 29.1%
AECOM *	27,142	1,803,043
Evoqua Water Technologies *	92,137	2,633,275
Fortune Brands Home & Security	56,325	5,912,999
Granite Construction	67,984	2,590,190
IDEX	11,067	2,481,221
Lindsay	4,682	776,182
Masco	49,292	3,148,773
Mueller Water Products, Cl A	164,026	2,355,413
Pentair	83,744	5,402,325
Rexnord	31,041	1,549,877
Roper Technologies	12,633	5,639,877
SPX *	60,182	3,650,640
Toro	21,601	2,475,475
Valmont Industries	17,907	4,420,343
Vidler Water Resouces *	239,533	2,167,774
Xylem	24,452	2,705,614

		49,713,021

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — 1.9%
Ecolab	14,819	$3,321,234

Utilities — 5.2%
Consolidated Water	60,446	711,449
Essential Utilities	130,963	6,172,286
SJW Group	31,759	2,081,802

		8,965,537

		73,073,240

TOTAL COMMON STOCK
(Cost $123,705,321)		164,752,042

TOTAL INVESTMENTS — 96.4%
(Cost $123,705,321)		$164,752,042

Percentages are based on Net Assets of $170,824,012.

*	Non-income producing security.

Cl — Class

ADR — American Depositary Receipt

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$3,631,346	$—	$—	$3,631,346
Brazil	4,076,563	—	—	4,076,563
Canada	2,093,225	—	—	2,093,225
France	18,005,389	—	—	18,005,389
Germany	3,739,580	—	—	3,739,580
Hong Kong	—	9,192,591	—	9,192,591
India	821,664	—	—	821,664
Japan	4,869,833	—	—	4,869,833
Mexico	4,326,769	—	—	4,326,769
Netherlands	6,298,312	—	—	6,298,312
South Korea	4,253,730	—	—	4,253,730
Sweden	1,690,513	—	—	1,690,513
United Kingdom	28,679,287	—	—	28,679,287
United States	73,073,240	—	—	73,073,240

Total Common Stock	155,559,451	9,192,591	—	164,752,042

Total Investments in Securities	$155,559,451	$9,192,591	$—	$164,752,042

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND April 30, 2021 (Unaudited)

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent anuual or semi-annual financial statements.

KBI-QH-001-0600